Litigation - Romania (Details) € in Millions, RON in Millions		12 Months Ended
	Apr. 16, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 RON
Bouygues Telecom
Disclosure of contingent liabilities [line items]
Claims made against entity in litigation cases	€ 78
FRANCE | Bouygues Telecom
Disclosure of contingent liabilities [line items]
Revalued of alleged losses	€ 81
Romania | ROMANIA
Disclosure of contingent liabilities [line items]
Fines imposed		€ 13	RON 65